STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating costs and expenses:
Research and development (Note 2g)	$ 40	$ 92
General and administrative expenses	401	541	471
Consulting services (Note 9)	(41)	(76)	(82)
Operating loss	400	557	389
Financial expenses, net (Note 10b)	(158)	(2,303)	(389)
Loss before taxes	(558)	(2,860)	(778)
Tax expenses	34	54
Net loss	$ (592)	$ (2,914)	$ (778)
Net loss per share:
Basic and diluted net loss per share	$ (0.07)	$ (0.34)	$ (0.09)
Weighted average number of shares used in computing basic and diluted loss per share	8,649,048	8,562,402	8,475,833